Debt (ALS I And II Debt) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 item
ALS II [Member]
Debt Instrument [Line Items]
Number of aircraft financed	30
Number of aircraft delivered from manufacturer	30
Floating rate tranches	$ 572,269,000
Spread over reference rate	1.85%
Debt Instrument, Collateral Amount	1,000,000,000
Debt Instrument, Aircraft Collateral Number	30
ALS II [Member] | Credit Agricole [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	55,000,000
Class A1 Notes [Member]
Debt Instrument [Line Items]
Floating rate tranches	550,912,000
Class A2 Notes [Member]
Debt Instrument [Line Items]
Floating rate tranches	$ 21,357,000